Investment in Unconsolidated Affiliate and Related Party Transactions Summarized Balance Sheet Information of Equity Method Investment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summarized Financial Information of Equity Method Investment [Line Items]
Current assets	$ 416.0	$ 396.0
Non-current assets	11,177.0	10,816.0
Current liabilities	1,279.0	362.0
Non-current liabilities	$ 2,660.0	$ 3,056.0